Financial Risk Factors and Risk Management - Credit Risk Exposure from Cash, Time Deposits, and Debt Securities (Details) - Cash, Time Deposits And Debt Securities - Credit Risk - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.20%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 3,913	€ 7,470
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (6)	€ (6)
Risk class 1- low risk | AAA - BBB
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 3,838	€ 7,406
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (5)
Risk class 2- high risk | BB - D
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.00%)	(0.00%)
Gross Carrying Amount Not Credit-Impaired	€ 23	€ 34
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ 0	€ 0
Unrated
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(5.00%)	(3.30%)
Gross Carrying Amount Not Credit-Impaired	€ 52	€ 30
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (1)